Credit Losses (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Debt Securities, Available-for-Sale, Allowance for Credit Loss
The following tables summarize the Company’s allowance for credit losses for the twelve months ended December 31, 2025 and December 31, 2024 in available for sale investments, reinsurance recoverables and receivables:

Available for Sale Investments	December 31,
	2025	2024

	($ in millions)
Balance at the beginning of the year	$1.0	$2.9
Additions to the allowance for credit losses on securities for which credit losses were not previously recognized	0.1	0.3
Decreases to the allowance for credit losses on securities that had an allowance in the prior year	(0.4)	(0.9)
Reductions to the allowance for securities sold	(0.4)	(1.3)
Balance at the end of the year	$0.3	$1.0

Reinsurance Recoverable, Allowance for Credit Loss

	December 31, 2025		December 31, 2024
	Reinsurance Recoverables	Receivables	Reinsurance Recoverables	Receivables

	($ in millions)		($ in millions)
Balance at the beginning of the year	$27.5	$24.6	$3.7	$21.0
Movement in the year	(11.3)	(1.7)	23.8	3.6
Balance at the end of the year	$16.2	$22.9	$27.5	$24.6